Schedule of Other Expenses (Income) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total other income	₪ 70,087	₪ 37,242	₪ 33,886
Total other expenses	32,565	24,437	81,024
Remeasurement of contingent consideration [member]
IfrsStatementLineItems [Line Items]
Total other income			897
Total other expenses			1,964
Government reimbursements [member]
IfrsStatementLineItems [Line Items]
Total other income	69,767	32,897	30,080
Remeasurement of provision for impairment of other receivables [member]
IfrsStatementLineItems [Line Items]
Total other income		2,403	1,277
Other [member]
IfrsStatementLineItems [Line Items]
Total other income	320	1,942	1,632
Total other expenses	4,527	11,879	9,040
Impairment losses on goodwill [member]
IfrsStatementLineItems [Line Items]
Total other expenses			63,101
Impairment losses on Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total other expenses			4,589
Impairment [member]
IfrsStatementLineItems [Line Items]
Total other expenses	₪ 28,038	₪ 12,558	₪ 2,330